Our capital and liquidity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of issued capital	Our total capital as at 31 December is shown in the table below.

	Note	2023 US$m	2022 US$m
Equity attributable to owners of Rio Tinto (see Group balance sheet)		54,586	50,175
Equity attributable to non-controlling interests (see Group balance sheet)		1,755	2,099
Net debt	19	4,231	4,188
Total capital		60,572	56,462

Summary of credit ratings	Our credit ratings as at 31 December, as provided by Standard & Poor’s and Moody’s Investor Services, were:

	2023	2022
Long-term rating	A/A1	A/A2
Short-term rating	A-1/P-1	A-1/P-1
Outlook	Stable/Stable	Stable/Stable

Summary of financial liability analysis	In the table below, we summarise the maturity profile of our financial liabilities on our balance sheet based on contractual undiscounted payments as at 31 December. When the amount payable is not fixed, the amount disclosed is determined by reference to the conditions existing at the end of the reporting period. This will, therefore, not necessarily agree with the amounts disclosed as the carrying value.

	2023					2022
(Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 5 years US$m	After 5 years US$m	Total US$m	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables(a)	(5,769)	(57)	(68)	(308)	(6,202)	(5,971)	(37)	(57)	(329)	(6,394)
Expected lease liability payments	(385)	(285)	(442)	(574)	(1,686)	(329)	(235)	(344)	(606)	(1,514)
Borrowings before swaps	(845)	(17)	(2,385)	(10,011)	(13,258)	(937)	(1,425)	(1,839)	(7,389)	(11,590)
Expected future interest payments(a)	(803)	(781)	(2,156)	(4,886)	(8,626)	(668)	(603)	(1,468)	(3,141)	(5,880)
Other financial liabilities	(4)	—	—	—	(4)	—	—	—	—	—
Derivative financial liabilities(b)
Derivatives related to net debt – net settled	(161)	(87)	(163)	—	(411)	(92)	(106)	(47)	(8)	(253)
Derivatives related to net debt – gross settled(a)
– gross inflows	502	26	77	664	1,269	37	481	72	651	1,241
– gross outflows	(620)	(34)	(102)	(841)	(1,597)	(69)	(615)	(102)	(875)	(1,661)
Derivatives not related to net debt – net settled	(76)	(54)	(124)	(54)	(308)	(78)	(60)	(129)	(77)	(344)
Derivatives not related to net debt – gross settled
– gross inflows	499	—	—	—	499	71	—	—	—	71
– gross outflows	(501)	—	—	—	(501)	(71)	—	—	—	(71)
Total	(8,163)	(1,289)	(5,363)	(16,010)	(30,825)	(8,107)	(2,600)	(3,914)	(11,774)	(26,395)
(a)The interest payable at the year end is removed from trade and other financial payables and shown within expected future interest payments and derivatives related to net debt. Interest payments have been projected using interest rates applicable at the end of the applicable financial year. Where debt is subject to variable interest rates, future interest payments are subject to change in line with market rates.
(b)The maturity grouping is based on the earliest payment date.